Other financial liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Other Financial Liabilities Current [Abstract]
Summary of other financial liabilities

	Consolidated
	December 2023	June 2023
	$	$
Prefunded and ordinary warrants at initial recognition	3,020,315	—
Change in fair value	73,350	—
Prefunded and ordinary warrants at end period end	3,093,665	—